Taxation - Summary of Tax Charges in Income Statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax
Current year	€ (2,206)	€ (2,399)	€ (2,128)
Over/(under) provided in prior years	(61)	245	(154)
Current tax (expense) income	(2,267)	(2,154)	(2,282)
Deferred tax
Origination and reversal of temporary differences	153	189	344
Changes in tax rates	28	15	(19)
Recognition of previously unrecognised losses brought forward	18	15	34
Deferred tax (expense) income	199	219	359
Total tax (expense) income	€ (2,068)	€ (1,935)	€ (1,923)